Quarterly portfolio holdings
John Hancock
Preferred Income Fund II
Closed-end fixed income
October 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 10-31-25 (unaudited)
	Shares	Value
Preferred securities (A) 90.0% (57.0% of Total investments)		$312,049,523
(Cost $327,953,466)
Communication services 5.3%		18,540,424
Wireless telecommunication services 5.3%
Array Digital Infrastructure, Inc., 5.500% (B)	28,675	524,753
Array Digital Infrastructure, Inc., 6.250%	28,184	605,110
Telephone & Data Systems, Inc., 6.000%	314,625	5,760,784
Telephone & Data Systems, Inc., 6.625%	211,250	4,254,575
T-Mobile USA, Inc., 5.500%	52,325	1,214,463
T-Mobile USA, Inc., 5.500%	17,733	408,923
T-Mobile USA, Inc., 6.250%	231,150	5,771,816
Financials 61.8%		214,207,163
Banks 26.8%
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	20,000	498,200
Bank of America Corp., 5.000% (B)	106,000	2,263,100
Bank of America Corp., 6.450% (B)	95,854	2,481,660
Bank of America Corp., 7.250% (B)	7,000	8,827,000
Bank of Hawaii Corp., 8.000%	82,825	2,157,591
Citigroup Capital XIII, 10.470% (3 month CME Term SOFR + 6.632%) (B)(C)	265,000	7,957,950
Citizens Financial Group, Inc., 6.500% (6.500% 10-6-30, then 5 Year CMT + 2.629%)	74,075	1,879,283
Citizens Financial Group, Inc., 7.375%	205,000	5,414,050
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	141,600	3,633,456
Fifth Third Bancorp, 6.000% (B)	139,675	3,480,701
First Busey Corp., 8.250%	64,575	1,656,349
Fulton Financial Corp., 5.125% (B)(D)	103,025	2,021,351
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	125,550	3,224,124
KeyCorp, 5.650%	152,983	3,431,409
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	22,425	557,710
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	76,175	1,908,946
M&T Bank Corp., 6.350%	122,725	3,060,762
M&T Bank Corp., 7.500%	147,500	3,923,500
Pinnacle Financial Partners, Inc., 6.750%	76,350	1,925,547
Regions Financial Corp., 4.450%	18,063	326,940
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	136,100	3,488,243
Synovus Financial Corp., 7.467% (3 month CME Term SOFR + 3.614%) (B)(C)	43,150	1,096,442
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (B)(C)	140,325	3,687,741
Truist Financial Corp., 4.750% (B)	141,325	2,823,674
U.S. Bancorp, 5.500% (B)	38,675	911,183
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	89,625	2,419,875
Wells Fargo & Company, 7.500% (B)(D)	7,500	9,279,363
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	93,000	2,320,350
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	129,550	3,306,116
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	116,150	3,048,938
Capital markets 9.1%
Affiliated Managers Group, Inc., 6.750% (B)	207,900	5,076,918
Brookfield Finance, Inc., 4.625% (B)	158,548	2,563,721
Carlyle Finance LLC, 4.625% (B)	59,926	1,060,690
Morgan Stanley, 6.375% (B)	125,000	3,143,750
Morgan Stanley, 6.500% (B)	127,100	3,255,031
Morgan Stanley, 6.625% (B)	80,750	2,112,420
Morgan Stanley, 6.875% (B)	99,875	2,518,848
Morgan Stanley, 7.125% (B)	191,422	4,896,575
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%) (B)	100,750	2,595,320
TPG Operating Group II LP, 6.950% (B)	173,425	4,460,491
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 2.5%
Navient Corp., 6.000%	200,341	$3,800,469
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	183,025	4,833,690
Financial services 4.7%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)	206,700	5,415,540
Corebridge Financial, Inc., 6.375% (B)	118,700	2,943,760
Federal National Mortgage Association, Series S, 8.250% (E)	75,000	1,261,500
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	52,975	1,393,243
KKR Group Finance Company IX LLC, 4.625% (B)	250,474	4,521,056
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	24,800	579,080
Insurance 18.7%
AEGON Funding Company LLC, 5.100% (B)(D)	257,925	5,189,451
American Financial Group, Inc., 5.125% (B)	123,850	2,490,624
American National Group, Inc., 7.375% (B)	180,800	4,601,360
Aspen Insurance Holdings, Ltd., 7.000%	87,900	2,212,443
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)(D)	270,000	6,736,500
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)	293,775	7,541,204
Brighthouse Financial, Inc., 6.600% (B)(D)	306,687	4,698,445
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	29,525	708,600
F&G Annuities & Life, Inc., 7.300%	135,000	3,254,850
F&G Annuities & Life, Inc., 7.950% (B)	167,850	4,384,242
Lincoln National Corp., 9.000% (B)	180,400	4,887,036
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	212,300	5,434,880
RenaissanceRe Holdings, Ltd., 4.200% (B)	186,575	3,119,534
The Allstate Corp., 7.375% (B)	84,800	2,249,744
The Phoenix Companies, Inc., 7.450%	216,500	3,991,719
Unum Group, 6.250%	137,500	3,262,875
Information technology 1.3%		4,568,861
Software 1.3%
Strategy, Inc., 10.000%	59,075	4,568,861
Real estate 2.3%		7,815,107
Hotel and resort REITs 0.9%
Pebblebrook Hotel Trust, 6.375%	160,450	3,127,171
Office REITs 0.6%
Vornado Realty Trust, 5.400%	119,425	2,130,542
Specialized REITs 0.8%
Public Storage, 4.625% (B)	133,059	2,557,394
Utilities 19.3%		66,917,968
Electric utilities 10.2%
Duke Energy Corp., 5.750%	224,675	5,625,862
NextEra Energy Capital Holdings, Inc., 6.500% (B)	149,825	3,834,022
NextEra Energy, Inc., 7.234% (B)	62,900	3,076,439
NextEra Energy, Inc., 7.299% (B)	28,200	1,481,346
NSTAR Electric Company, 4.780% (B)	15,143	1,198,114
PG&E Corp., 6.000% (B)	122,200	5,022,420
SCE Trust VI, 5.000%	105,750	1,731,128
SCE Trust VII, 7.500%	192,250	4,492,883
SCE Trust VIII, 6.950% (B)	121,500	2,673,000
The Southern Company, 4.950% (B)	86,025	1,785,019
The Southern Company, 6.500% (B)	55,125	1,422,776
Xcel Energy, Inc., 6.250%	119,575	2,989,375
Gas utilities 0.4%
Spire, Inc., 5.900%	52,675	1,290,011
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	3

	Shares	Value
Utilities (continued)
Multi-utilities 8.7%
Algonquin Power & Utilities Corp., 8.161% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (B)(C)	113,300	$2,901,613
CMS Energy Corp., 5.625% (B)	187,515	4,324,096
CMS Energy Corp., 5.875% (B)	102,900	2,443,875
CMS Energy Corp., 5.875% (B)	270,225	6,482,698
DTE Energy Company, 6.250% (B)	178,325	4,483,091
DTE Energy Company, Series E, 5.250% (B)	160,000	3,531,200
Sempra, 5.750% (B)(D)	270,000	6,129,000

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 64.4% (40.8% of Total investments)				$223,378,430
(Cost $214,394,796)
Communication services 2.4%				8,418,326
Diversified telecommunication services 0.9%
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	2,875,000	3,066,748
Wireless telecommunication services 1.5%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	5,000,000	5,351,578
Consumer discretionary 0.8%				2,656,027
Automobiles 0.4%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	1,421,000	1,422,111
Broadline retail 0.4%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (F)(G)	8.125	12-15-29	1,181,000	1,233,916
Consumer staples 0.2%				656,600
Food products 0.2%
Land O’ Lakes, Inc. (B)(F)(G)	8.000	11-30-25	670,000	656,600
Energy 9.1%				31,543,550
Oil, gas and consumable fuels 9.1%
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(D)	8.500	01-15-84	4,663,000	5,361,219
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)(F)	6.625	02-15-28	1,877,000	1,874,113
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	2,950,000	2,959,139
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(D)(F)	7.125	05-15-30	6,373,000	6,556,735
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%) (B)	6.200	03-15-56	2,185,000	2,206,701
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	3,250,000	3,476,723
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (F)(G)	7.875	09-18-30	2,875,000	2,919,563
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(D)(F)(G)	9.000	09-30-29	6,622,000	6,189,357
Financials 31.2%				108,131,726
Banks 20.3%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	3,600,000	4,389,649
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	1,850,000	1,871,884
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (F)	6.250	07-26-30	1,850,000	1,881,857
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)(D)(F)	6.625	05-01-30	3,925,000	4,085,925
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%) (B)(D)	6.875	11-26-85	3,325,000	3,428,876
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	2,750,000	3,113,957
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (F)	6.875	08-15-30	2,800,000	2,885,047
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (F)	6.950	02-15-30	2,250,000	2,314,611
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	4,525,000	4,688,262
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)(D)(F)	7.625	11-15-28	5,525,000	5,780,808
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (B)(C)(F)	7.353	01-06-26	6,000,000	5,961,571
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	2,500,000	2,428,120
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	3,000,000	3,006,471
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)(D)(F)	7.250	07-01-29	3,850,000	3,935,143
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (F)	6.250	10-15-30	2,050,000	$2,030,755
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(D)(F)	6.875	06-01-29	3,675,000	3,871,778
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	1,715,000	1,724,520
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	5,531,000	5,620,292
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (B)(D)(F)	6.850	09-15-29	3,000,000	3,150,759
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)(D)(F)	7.625	09-15-28	4,008,000	4,278,296
Capital markets 5.1%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(D)(F)	6.700	03-15-29	3,588,000	3,729,676
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)(D)(F)	6.300	03-20-30	2,724,000	2,805,606
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)(D)(F)	7.500	02-10-29	6,215,000	6,593,916
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)(D)(F)	7.500	05-10-29	4,151,000	4,399,114
Financial services 0.7%
Voya Financial, Inc. (F)	7.758	09-15-28	2,350,000	2,472,064
Insurance 5.1%
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	3,025,000	3,089,275
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (G)	7.950	10-15-54	3,250,000	3,397,856
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	5,750,000	5,522,036
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (B)(F)(G)	9.508	05-13-30	5,490,000	5,673,602
Health care 0.7%				2,377,638
Health care equipment and supplies 0.7%
Dentsply Sirona, Inc. (8.375% to 9-12-30, then 5 Year CMT + 4.379%)	8.375	09-12-55	2,309,000	2,377,638
Materials 0.9%				3,323,883
Chemicals 0.9%
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	3,425,000	3,323,883
Real estate 0.8%				2,668,175
Residential REITs 0.8%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (F)(G)	9.500	03-30-30	2,600,000	2,668,175
Utilities 18.3%				63,602,505
Electric utilities 8.0%
Alliant Energy Corp. (5.750% to 4-1-31, then 5 Year CMT + 2.077%) (B)(D)	5.750	04-01-56	3,004,000	3,014,184
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%) (B)	6.050	03-15-56	1,109,000	1,123,079
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%) (B)(D)	6.750	03-15-55	2,701,000	2,747,803
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (B)(D)(F)	5.000	12-15-26	1,790,000	1,745,880
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(D)	7.125	12-01-54	3,000,000	3,151,839
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	2,450,000	2,576,075
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)(F)(G)	10.250	03-15-28	5,445,000	5,975,849
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%) (B)(D)	7.375	03-15-55	4,775,000	4,911,207
Sierra Pacific Power Company (6.200% to 12-15-30, then 5 Year CMT + 2.549%) (B)	6.200	12-15-55	2,500,000	2,497,602
Gas utilities 2.3%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (G)	7.200	10-15-54	3,695,000	3,787,878
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%) (B)(D)	7.000	09-15-55	4,250,000	4,428,781
Independent power and renewable electricity producers 4.2%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%) (B)(D)	7.600	01-15-55	4,189,000	4,275,968
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)(F)(G)	8.000	10-15-26	2,700,000	2,766,263
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(D)(F)(G)	8.875	01-15-29	6,772,000	7,441,256
Multi-utilities 3.8%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(D)	6.850	02-15-55	3,335,000	3,572,189
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%) (B)(D)	6.500	06-01-55	2,724,000	2,833,927
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%) (B)	6.200	02-15-56	2,370,000	2,396,641
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%) (B)(D)	6.375	03-31-55	1,225,000	1,263,540
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(D)	6.400	10-01-54	1,500,000	$1,540,386

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(D)	6.875	10-01-54	1,500,000	1,552,158
Capital preferred securities (H) 2.7% (1.7% of Total investments)				$9,470,497
(Cost $10,678,500)
Financials 1.2%				4,375,363
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(D)(G)	7.875	12-15-37	3,900,000	4,375,363
Utilities 1.5%				5,095,134
Multi-utilities 1.5%

Dominion Resources Capital Trust III (B)(D)	8.400	01-15-31	5,000,000	5,095,134

U.S. Government and Agency obligations 0.6% (0.4% of Total investments)				$1,930,226
(Cost $1,853,000)
U.S. Government Agency 0.6%				1,930,226
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (F)	7.000	09-15-30	1,853,000	1,930,226

	Yield (%)	Shares	Value
Short-term investments 0.1% (0.1% of Total investments)			$373,992
(Cost $373,996)
Short-term funds 0.1%			373,992
John Hancock Collateral Trust (I)	3.9239(J)	37,385	373,992

Total investments (Cost $555,253,758) 157.8%	$547,202,668
Other assets and liabilities, net (57.8%)	(200,445,985)
Total net assets 100.0%	$346,756,683

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-25 was $330,129,123.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 10-31-25, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $171,217,367.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $52,607,714 or 15.2% of the fund’s net assets as of 10-31-25.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-25.
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	104,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(754,869)	$(754,869)
Centrally cleared	51,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	(263,442)	(263,442)
Centrally cleared	25,250,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(308,335)	(308,335)
								—	$(1,326,646)	$(1,326,646)

(a)	At 10-31-25, the overnight SOFR was 4.220%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$18,540,424	$18,540,424	—	—
Financials	214,207,163	210,215,444	$3,991,719	—
Information technology	4,568,861	4,568,861	—	—
Real estate	7,815,107	7,815,107	—	—
Utilities	66,917,968	65,719,854	1,198,114	—
Corporate bonds	223,378,430	—	223,378,430	—
Capital preferred securities	9,470,497	—	9,470,497	—
U.S. Government and Agency obligations	1,930,226	—	1,930,226	—
Short-term investments	373,992	373,992	—	—
Total investments in securities	$547,202,668	$307,233,682	$239,968,986	—
Derivatives:
Liabilities
Swap contracts	$(1,326,646)	—	$(1,326,646)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	37,385	$44,443	$40,956,955	$(40,627,247)	$(162)	$3	$39,771	—	$373,992
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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